UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  December 31, 2006"

Check here if Amendment  [X];	Amendment Number: 1
This Amendment (Check only one.):	[X] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 11, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value total:		$102,115,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   292000     6000 SH         SOLE        	                        6000
ALCOA INC                      COM              013817101  1651000    55000 SH         SOLE                                    55000
ALTRIA GROUP INC               COM              02209S103  4908000    57190 SH         SOLE                                    57190
BANK OF AMERICA                COM              060505104  4896000    91694 SH         SOLE                                    91694
BELL SOUTH CORP                COM              079860102  2743000    58224 SH         SOLE                                    58224
BP PLC                         Spon ADR         055622104  3182000    47416 SH         SOLE                                    47416
CHEVRON CORP                   COM              166764100  1161000    15796 SH         SOLE                                    15796
CITIGROUP INC                  COM              172967101   213000     3825 SH         SOLE                                     3825
CONOCO PHILLIPS                COM              20825C104  2673000    37156 SH         SOLE                                    37156
COSTCO WHSLE                   COM              22160K105  2540000    48050 SH         SOLE                                    48050
DUPONT                         COM              263534109   647000    13276 SH         SOLE                                    13276
ELECTRONIC DATA SYSTEMS        COM              285661104  3592000   129300 SH         SOLE                                   129300
EXXON MOBIL                    COM              30231G102  5246000    68460 SH         SOLE                                    68460
FORTUNE BRANDS INC             COM              349631101  2271000    26600 SH         SOLE                                    26600
GENERAL ELECTRIC               COM              369604103  3961000   106450 SH         SOLE                                   106450
HARSCO CORP                    COM              415864107   639000     8400 SH         SOLE                                     8400
HOME DEPOT                     COM              437076102  4527000   112720 SH         SOLE                                   112720
HSBC HOLDINGS                  SPON ADR - NEW   404280406  1661000    18118 SH         SOLE                                    18118
IBM                            COM              459200101   306000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108  2198000    80000 SH         SOLE                                    80000
JOHNSON & JOHNSON              COM              478160104  3422000    51840 SH         SOLE                                    51840
JP MORGAN CHASE                COM              46625H100  3016000    62450 SH         SOLE                                    62450
LYONDELL CHEMICAL              COM              552078107  3792000   148300 SH         SOLE                                   148300
MARATHON OIL                   COM              565849106  4457000    48180 SH         SOLE                                    48180
MERRILL LYNCH & CO             COM              590188108  2197000    23600 SH         SOLE                                    23600
METLIFE INC                    COM              59156R108  4740000    80330 SH         SOLE                                    80330
MOLEX INC                      COM              608554101   555000    17550 SH         SOLE                                    17550
MOLEX INC CI A NONVOTING       CLA              608554200   491000    17720 SH         SOLE                                    17720
NORTHROP GRUMMAN               COM              666807102  3960000    58500 SH         SOLE                                    58500
PFIZER INC                     COM              717081103  2753000   106300 SH         SOLE                                   106300
PROCTER & GAMBLE               COM              742718109  3882000    60400 SH         SOLE                                    60400
ROYAL DUTCH SHELL              SPON ADR A       780259206  2026000    28615 SH         SOLE                                    28615
CHARLES SCHWAB CORP            COM              808513105   284000    14700 SH         SOLE                                    14700
SIGMA-ALDRICH                  COM              826552101  1456000    18740 SH         SOLE                                    18740
SYSCO CORP                     COM              871829107  1373000    37340 SH         SOLE                                    37340
TESORO CORP                    COM              881609101   658000    10000 SH         SOLE                                    10000
TIME WARNER INC                COM              887317105   296000    13600 SH         SOLE                                    13600
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   269000     2000 SH         SOLE                                     2000
UNIVISION COMMUNICATIONS       CLA              914906102  1417000    40000 SH         SOLE                                    40000
VERIZON COMMUNICATIONS         COM              92343V104   448000    12024 SH         SOLE                                    12024
WALT DISNEY CO                 COM DISNEY       254687106   495000    14440 SH         SOLE                                    14440
WASHINGTON MUTUAL              COM              939322103  3281000    72125 SH         SOLE                                    72125
WELLS FARGO                    COM              949746101  3542000    99600 SH         SOLE                                    99600
WEYERHAEUSER                   COM              962166104  2565000    36300 SH         SOLE                                    36300
WHIRLPOOL CORP                 COM              963320106  1162000    14000 SH         SOLE                                    14000
WPP GROUP                      SPON ADR 0905    929309409   271000     4000 SH         SOLE                                     4000